Plant and equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Plant and Equipment

	September 30, 2023	December 31, 2022
	(Unaudited)
Equipment and machinery	$5,316,724	$5,633,421
Furniture and office equipment	4,139	3,505
Auto vehicles	22,987	19,783
Leasehold improvement	115,370	122,124
Minus: Accumulated depreciation and amortization	(1,819,386)	(1,497,885)
Plant and equipment, net	3,639,834	4,280,948
Construction in progress	4,770,112	2,518,836
Property plant and equipment, net	$8,409,946	$6,799,784

	December 31,	December 31,
	2022	2021

Equipment and machinery	$5,653,204	$5,919,317
Furniture and office equipment	3,505	25,286
Leasehold improvement	122,124	132,604
Minus: Accumulated depreciation and amortization	(1,497,885)	(937,027)
Plant and equipment, net	4,280,948	5,140,181
Construction in progress	2,518,836	280,914
Property plant and equipment, net	$6,799,784	$5,421,095